Intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Intangible Assets Explanatory [Abstract]
Disclosure of Carrying Value of Intangible Assets
The carrying value of intangible assets is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Capitalized development costs	611,122	625,473	631,176
Software and other	297,615	374,784	477,458

Total	908,737	1,000,257	1,108,634

Disclosure of Changes In Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The changes in cost, accumulated amortization and impairment losses of intangible assets are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Transition date Balance as of April 1, 2019	980,692	525,105	1,505,797

Additions	—	116,450	116,450
Internally developed	164,127	36,436	200,563
Sales or disposal	(153,144)	(66,995)	(220,139)
Foreign currency translation adjustments	—	(24,306)	(24,306)
Other	—	14,025	14,025

Balance as of March 31, 2020	991,675	600,716	1,592,391

Additions	—	62,423	62,423
Internally developed	158,246	59,061	217,307
Sales or disposal	(45,779)	(57,047)	(102,825)
Foreign currency translation adjustments	—	6,305	6,305
Other	—	56,416	56,416

Balance as of March 31, 2021	1,104,142	727,874	1,832,016

(Accumulated amortization and impairment losses)

	Yen in millions
	Capitalized development costs	Software and other	Total
Transition date Balance as of April 1, 2019	(369,570)	(227,490)	(597,060)

Depreciation	(149,776)	(67,260)	(217,036)
Impairment losses	—	—	—
Sales or disposal	153,144	66,944	220,088
Foreign currency translation adjustments	—	2,513	2,513
Other	—	(639)	(639)

Balance as of March 31, 2020	(366,202)	(225,932)	(592,134)

Depreciation	(152,542)	(81,350)	(233,892)
Impairment losses	—	—	—
Sales or disposal	45,779	55,354	101,132
Foreign currency translation adjustments	—	(2,818)	(2,818)
Other	—	4,330	4,330

Balance as of March 31, 2021	(472,966)	(250,417)	(723,382)